Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL [Abstract]
Changes in the carrying value of goodwill by segment
Changes in the carrying value of goodwill by segment are as follows (in thousands):

	Sohu	Changyou	Total

Balance as of December 31, 2021

Goodwill	70,800	180,543	251,343

Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$38,554	$10,257	$48,811

Transactions in 2022

Foreign currency translation adjustment	(1,396)	0	(1,396)

Balance as of December 31, 2022	$37,158	$10,257	$47,415

Balance as of December 31, 2022

Goodwill	69,404	180,543	249,947

Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$37,158	$10,257	$47,415

Transactions in 2023

Foreign currency translation adjustment	(252)	0	(252)

Balance as of December 31, 2023	$36,906	$10,257	$47,163

Balance as of December 31, 2023

Goodwill	69,152	180,543	249,695

Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$36,906	$10,257	$47,163